UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas                    Rochester, NY               2/17/09
-------------------                  ----------------           ---------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              TITLE OF                    VALUE     SHARES/   SH/  PUT/   INVSTMNT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP  (x$1000)   PRN AMT   PRN  CALL   DSCRTN      MANAGERS   SOLE    SHARED NONE
--------------------------------------------- --------------------------------------------------------------------------------------
CHINAEDU CORPORATION          SPONS ADR       16945L107       616     125,756     SH         SOLE         N/A  125,756
CNINSURE INC                  SPONSORED ADR   18976M103       863      99,524     SH         SOLE         N/A   99,524
CHINA DISTANCE ED HLDGS LTD   SPONS ADR       16994W104     1,478     371,391     SH         SOLE         N/A  371,391

                                          3                2,957


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         3
Form 13F Information Table Value Total:         2,957
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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